UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21910

Claymore Exchange-Traded Fund Trust 2

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Nicholas Dalmaso

2455 Corporate West Drive,

Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: August 31

Date of reporting period: November 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

EEN / Claymore/Robeco Developed International Equity ETF

Portfolio of Investments

November 30, 2007 (unaudited)

Number of Shares	Description	Value
	Total Investments - 99.1%
	Common Stocks - 98.3%
	Australia - 5.7%
4,893	AMP Ltd.	$43,880
2,254	BHP Billiton Ltd.	85,678
1,212	Commonwealth Bank of Australia	63,938
5,208	Macquarie Infrastructure Group	14,831
94	Santos Ltd.	1,189
1,986	Westfield Group - REIT	35,901
2,238	Westpac Banking Corp.	56,073

		301,490

	Belgium - 1.4%
13	Barco NV	1,007
263	Delhaize Group	22,970
359	KBC Groep NV	50,061

		74,038

	China - 3.5%
3,000	BOC Hong Kong Holdings Ltd.	7,842
2,300	Hang Seng Bank Ltd.	43,811
1,500	Hong Kong Exchanges and Clearing Ltd.	45,547
7,000	HongKong Electric Holdings	36,549
1,000	Hysan Development Co. Ltd.	2,839
3,500	Swire Pacific Ltd. - Class A	47,114

		183,702

	Denmark - 1.4%
200	H Lundbeck A/S	5,767
500	Jyske Bank A/S (a)	39,811
200	Topdanmark A/S (a)	30,038

		75,616

	Finland - 2.9%
2,563	Nokia OYJ	102,592
1,322	Orion OYJ - Class B	31,339
1,255	Stora Enso OYJ	20,743

		154,674

	France - 8.5%
6	Accor SA	509
689	Business Objects SA (a)	42,032
416	Cap Gemini SA	24,291
615	Credit Agricole SA	21,683
308	Peugeot SA	24,006
240	PPR	40,523
726	Publicis Groupe	26,482
810	Sanofi-Aventis SA	77,294
749	Suez SA	50,002
467	Technip SA	38,202
178	Unibail-Rodamco - REIT	40,477
28	Valeo SA	1,418
1,331	Vivendi	61,327

		448,246

	Germany - 8.2%
342	Allianz SE	70,783
439	BASF AG	61,062
130	Daimler AG	13,272
492	Deutsche Bank AG	64,845
240	Deutsche Lufthansa AG	6,500
435	E.ON AG	88,958
298	Muenchener Rueckversicherungs AG	54,467
455	ThyssenKrupp AG	26,915
203	Volkswagen AG	48,820

		435,622

	Italy - 4.8%
671	Assicurazioni Generali SpA	30,877
4,953	Enel SpA	59,543
2,092	ENI SpA	74,834
1,540	Fiat SpA	42,429
17,677	Telecom Italia SpA	44,292

		251,975

	Japan - 19.2%
400	Alps Electric Co. Ltd.	5,020
1,000	Asahi Kasei Corp.	7,194
200	Astellas Pharma, Inc.	8,907
5,000	Central Glass Co. Ltd.	18,436
5	Central Japan Railway Co.	52,738
800	Circle K Sunkus Co. Ltd.	11,712
500	Daito Trust Construction Co. Ltd.	23,980
300	Fanuc Ltd.	31,237
1,000	FUJIFILM Holdings Corp.	44,174
3,000	Fujitsu Ltd.	21,014
5,000	Hachijuni Bank Ltd. (The)	39,531
4	Inpex Holdings, Inc.	40,748
8	Japan Tobacco, Inc.	45,292
6	KDDI Corp.	42,515
1,500	Komatsu Ltd.	45,301
2,000	Marubeni Corp.	15,236
3,000	Matsushita Electric Industrial Co. Ltd.	60,446
7,000	Mitsubishi Materials Corp.	35,087
8	Mizuho Financial Group, Inc.	42,912
2,100	Namco Bandai Holdings, Inc.	34,569
100	Nintendo Co. Ltd.	60,852
2,000	Nippon Oil Corp.	16,516
7,000	Nippon Steel Corp.	41,965
2,000	Nisshin Steel Co. Ltd.	7,428
1,900	NOK Corp.	38,454
2,000	Sanwa Shutter Corp.	10,007
2,000	Seino Holdings Corp.	14,622
100	Shin-Etsu Chemical Co. Ltd.	5,923
1,000	Sumitomo Bakelite Co Ltd.	6,428
2,000	Sumitomo Metal Mining Co. Ltd.	41,109
2,000	Taisho Pharmaceutical Co. Ltd.	39,216
600	Takeda Pharmaceutical Co. Ltd.	38,404
100	Tokyo Electric Power Co., Inc. (The)	2,732
2,100	Toyo Seikan Kaisha Ltd.	36,765
2,000	Toyo Suisan Kaisha Ltd.	37,593

		1,024,063

	Netherlands - 4.5%
337	ASML Holding NV (a)	11,738
507	Heineken NV	33,400
782	Koninklijke DSM NV	39,039
703	Koninklijke Philips Electronics NV	29,574
2,883	Royal KPN NV	53,152
2,612	STMicroelectronics NV	40,219
882	Unilever NV - CVA	31,266

		238,388

	Norway - 1.9%
2,700	DnB NOR ASA	42,315
1,700	Norsk Hydro ASA	23,454
600	Orkla ASA	10,848
2,300	Storebrand ASA	25,717

		102,334

	Portugal - 0.8%
3,057	Portugal Telecom SGPS SA	41,776
1	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	8

		41,784

	Singapore - 2.0%
2,000	CapitaLand Ltd.	9,677
1,000	Haw Par Corp. Ltd.	4,769
1,000	Jardine Cycle & Carriage Ltd.	14,446
2,000	Keppel Corp. Ltd.	18,524
10,000	Neptune Orient Lines Ltd.	28,754
9,000	Singapore Press Holdings Ltd.	28,243
2,000	SMRT Corp. Ltd.	2,226

		106,639

	Spain - 3.4%
4,174	Banco Santander SA	89,696
448	Gas Natural SDG SA	27,665
1,329	Gestevision Telecinco SA	36,031
5,204	Iberia Lineas Aereas de Espana	24,597

		177,989

	Sweden - 2.9%
650	Boliden AB	9,183
175	Hennes & Mauritz AB - Class B	10,930
300	Hoganas AB - Class B	6,974
400	Husqvarna AB	4,289
3,000	Nordea Bank AB	50,341
1,400	Skanska AB	27,229
100	Ssab Svenskt Stal AB	2,747
1,400	Svenska Handelsbanken AB - Class A	44,487

		156,180

	Switzerland - 5.7%
2,160	ABB Ltd.	63,477
61	Credit Suisse Group	3,682
232	Nestle SA	111,577
213	Novartis AG	12,140
52	Rieter Holding AG	25,930
49	Swatch Group AG	13,758
163	Swiss Life Holding	45,909
101	Syngenta AG	24,913

		301,386

	United Kingdom - 21.5%
1,830	3i Group PLC	40,939
721	Anglo American PLC	48,714
1,430	AstraZeneca PLC	67,921
1,080	Berkeley Group Holdings PLC	31,311
878	BHP Billiton PLC	29,011
221	Bovis Homes Group PLC	2,874
10,442	BP PLC	126,675
4,653	British Airways PLC (a)	32,648
2,227	British Land Co. PLC - REIT	42,081
1,252	Davis Service Group PLC	13,605
2,538	GlaxoSmithKline PLC	67,214
1,543	Hammerson PLC - REIT	32,932
712	Home Retail Group	5,080
1,691	J Sainsbury PLC	15,299
1,595	Kesa Electricals PLC	7,740
1,427	Land Securities Group PLC - REIT	44,188
2,284	Lloyds TSB Group PLC	23,246
46	Pearson PLC	707
4,185	Rolls-Royce Group PLC	45,477
115,786	Rolls-Royce Group PLC - B Shares	238
6,716	Royal Bank of Scotland Group PLC	63,384
1,362	Royal Dutch Shell PLC - Class A	55,057
2,035	Royal Dutch Shell PLC - Class B	81,677
1,337	Schroders PLC	36,810
5,213	Stagecoach Group PLC	26,475
2,639	Tomkins PLC	10,635
1,493	Tullett Prebon PLC	14,566
1,586	Unilever PLC	58,177
30,011	Vodafone Group PLC	112,430

		1,137,111

	Total Common Stocks - 98.3% (Cost - $4,945,485)	5,211,237

	Preferred Stock - 0.8%
	Germany - 0.8%
272	Volkswagen AG
	(Cost - $22,649)	41,399

	Total Investments - 99.1%
	(Cost - $4,968,134)	5,252,636
	Other Assets in Excess of Liabilities - 0.9%	46,279

	Net Assets - 100.0%	$5,298,915

AB - Corporation

AG - Stock Corporation

A/S - Limited Liability Stock Company

ASA - Stock Company

NV - Legal Entity

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

PLC - Public Limited Company

SA - Corporation

SpA - Limited Share Corporation

(a)	Non-Income producing security.

Sector*
Financials	27.4%
Consumer Discretionary	12.2%
Information Technology	10.7%
Materials	10.4%
Energy	8.3%
Industrials	7.0%
Consumer Staples	6.7%
Utilities	6.6%
Health Care	5.6%
Telecommunication Services	5.1%

*	Subject to change daily. Based on total investments. Securities are classified by sectors that represent broad groupings of related industries

See previously submitted notes to financial statements for the period ended August 31, 2007.

EEW / Claymore/Robeco Developed World Equity ETF

Portfolio of Investments

November 30, 2007 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 99.3% Australia - 2.2%
968	Commonwealth Bank of Australia	$51,066
632	Santos Ltd.	7,993
451	Telstra Corp. Ltd.	1,863
645	Westfield Group - REIT	11,660
1,894	Westpac Banking Corp.	47,454

		120,036

	Belgium - 0.8%
299	KBC Groep NV	41,694

	Bermuda - 0.8%
29	Ingersoll-Rand Co. Ltd. - Class A	1,498
1,069	Tyco International Ltd.	42,899

		44,397

	Canada - 3.7%
10	Bank of Nova Scotia	529
143	BCE, Inc.	5,624
717	EnCana Corp.	46,552
434	Fording Canadian Coal Trust	14,775
403	George Weston Ltd.	22,109
1,454	Methanex Corp.	43,201
191	Petro-Canada	9,229
835	Sun Life Financial, Inc.	44,005
305	Teck CominCo Ltd. - Class B	11,686

		197,710

	China - 1.9%
1,500	BOC Hong Kong Holdings Ltd.	3,921
1,000	Cheung Kong Holdings Ltd.	18,792
2,200	Hang Seng Bank Ltd.	41,907
3,000	Swire Pacific Ltd. - Class A	40,383

		105,003

	Denmark - 0.7%
475	Jyske Bank A/S (a)	37,820

	Germany - 5.3%
477	Arcandor AG (a)	14,451
385	BASF AG	53,551
399	Deutsche Bank AG	52,587
318	E.ON AG	65,031
259	Muenchener Rueckversicherungs AG	47,339
173	ThyssenKrupp AG	10,234
186	Volkswagen AG	44,732

		287,925

	Finland - 1.4%
1,792	Nokia OYJ	71,731
253	Stora Enso OYJ - Class R	4,182

		75,913

	France - 3.7%
544	Business Objects SA (a)	33,186
21	Pinault Printemps Redoute	3,546
619	Sanofi-Aventis SA	59,068
128	Suez SA	8,545
175	Technip SA	14,316
531	Thales SA	31,871
1,116	Vivendi	51,421

		201,953

	Italy - 2.6%
4,155	Enel SpA	49,950
828	Fiat SpA	22,813
7,418	Telecom Italia SpA	23,655
16,607	Telecom Italia RNC	41,611

		138,029

	Japan - 10.0%
4,000	Asahi Kasei Corp.	28,776
4	Central Japan Railway Co.	42,191
800	FUJIFILM Holdings Corp.	35,339
5,000	Hachijuni Bank Ltd. (The)	39,531
8	Japan Tobacco, Inc.	45,292
1,000	Kao Corp.	30,291
6	KDDI Corp.	42,515
200	Kyocera Corp.	17,940
3,000	Matsushita Electric Industrial Co. Ltd.	60,446
1,800	Namco Bandai Holdings, Inc.	29,631
3,000	NEC Corp.	14,037
100	Nintendo Co. Ltd.	60,852
6,000	Nippon Steel Corp.	35,970
800	Sankyo Co. Ltd.	36,060
100	Toyo Seikan Kaisha Ltd.	1,751
1,000	Toyo Suisan Kaisha Ltd.	18,796

		539,418

	Netherlands - 1.5%
56	Heineken NV	3,689
756	Koninklijke DSM NV	37,741
1,202	Royal KPN NV	22,160
1,184	STMicroelectronics NV	18,231

		81,821

	Norway - 1.5%
2,500	DnB NOR ASA	39,180
200	Norsk Hydro ASA	2,759
2,100	Orkla ASA	37,967

		79,906

	Portugal - 0.7%
2,945	Portugal Telecom SGPS SA	40,245
1	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	11

		40,256

	Singapore - 1.2%
10,000	Neptune Orient Lines Ltd.	28,754
11,000	Singapore Airlines Ltd.	29,501
6,000	SMRT Corp. Ltd.	6,677

		64,932

	Spain - 1.2%
475	Banco Santander SA	10,207
432	Gas Natural SDG SA	26,677
811	Gestevision TelecinCo SA	21,987
658	Iberia Lineas Aereas de Espana	3,110

		61,981

	Sweden - 2.0%
2,600	Nordea Bank AB	43,629
1,400	SKF AB - Class B	24,709
1,200	Svenska Handelsbanken AB - Class A	38,132

		106,470

	Switzerland - 2.3%
656	ABB Ltd.	19,278
289	Credit Suisse Group	17,444
47	Nestle SA	22,604
128	Sonova Holding AG	13,718
20	Swatch Group AG	5,615
61	Swiss Life Holding	17,181
108	Syngenta AG	26,640

		122,480

	United Kingdom - 9.9%
784	Anglo American PLC	52,971
1,149	AstraZeneca PLC	54,574
4,300	British Airways PLC (a)	30,171
2,139	British Land Co. PLC - REIT	40,419
3,148	Davis Service Group PLC	34,209
296	GlaxoSmithKline PLC	7,839
39	Hammerson PLC - REIT	832
2,104	Home Retail Group PLC	15,012
1,344	Land Securities Group PLC - REIT	41,618
1,075	London Stock Exchange Group PLC	39,344
877	Royal Dutch Shell PLC - Class A	35,452
1,515	Royal Dutch Shell PLC - Class B	60,806
1,025	Schroders PLC	28,220
508	Stagecoach Group PLC	2,580
357	Tomkins PLC	1,439
4,194	Tullett Prebon PLC	40,918
1,342	Unilever PLC	49,227

		535,631

	United States - 45.9%
1,895	ADC Telecommunications, Inc. (a)	31,381
820	Aetna, Inc.	45,822
22	Aflac, Inc.	1,378
845	Allstate Corp. (The)	43,196
942	Altria Group, Inc.	73,062
494	Amazon.Com, Inc. (a)	44,737
239	AMBAC Financial Group, Inc.	6,508
1,007	American International Group, Inc.	58,537
168	AmerisourceBergen Corp.	7,622
220	Apple, Inc. (a)	40,088
325	Baxter International, Inc.	19,458
401	Biogen Idec, Inc. (a)	29,722
447	Boeing Co.	41,365
893	CA, Inc.	21,870
579	CBS Corp. - Class B	15,882
344	Charles Schwab Corp. (The)	8,363
821	Chevron Corp.	72,059
208	Cigna Corp.	11,151
12	Dentsply International, Inc.	513
173	Eastman Kodak Co.	4,062
1,362	eBay, Inc. (a)	45,668
599	Expedia, Inc. (a)	19,527
662	Express Scripts, Inc. (a)	44,851
1,473	Exxon Mobil Corp.	131,333
604	FirstEnergy Corp.	41,410
219	Franklin Resources, Inc.	26,976
1,071	Gap, Inc. (The)	21,848
239	General Mills, Inc.	14,376
238	Goldman Sachs Group, Inc. (The)	53,940
1,180	Halliburton Co.	43,200
1,274	Hewlett-Packard Co.	65,178
708	HJ Heinz Co.	33,488
2,710	Hudson City Bancorp, Inc.	41,246
2,619	Intel Corp.	68,304
601	International Business Machines Corp.	63,213
1,231	International Paper Co.	41,546
447	Invitrogen Corp. (a)	43,363
77	Johnson & Johnson	5,216
1,484	JPMorgan Chase & Co.	67,700
1,018	Juniper Networks, Inc. (a)	30,255
951	Kroger Co. (The)	27,341
68	Liberty Media Corp. - Series A (a)	8,096
385	Lockheed Martin Corp.	42,608
610	Marathon Oil Corp.	34,099
924	McDonald’s Corp.	54,026
679	McKesson Corp.	45,310
346	MedCo Health Solutions, Inc. (a)	34,597
1,097	Merck & Co., Inc.	65,118
458	National Oilwell Varco, Inc. (a)	31,213
9	Nike, Inc. - Class B	591
60	NVR, Inc. (a)	29,520
527	Occidental Petroleum Corp.	36,769
307	Parker Hannifin Corp.	24,385
2,786	Pfizer, Inc.	66,195
9	Principal Financial Group, Inc.	589
294	Procter & Gamble Co.	21,756
486	Prudential Financial, Inc.	45,752
248	Public Service Enterprise Group, Inc.	23,744
162	Raytheon Co.	10,020
374	Rockwell Automation, Inc.	25,391
539	SafeCo Corp.	31,106
203	Sara Lee Corp.	3,416
366	Sunoco, Inc.	24,559
1,315	Texas Instruments, Inc.	41,515
2,395	Time Warner, Inc.	41,338
194	Travelers Cos., Inc. (The)	10,303
999	UnitedHealth Group, Inc.	54,945
624	Valero Energy Corp.	40,604
16	VeriSign, Inc. (a)	654
22	Viacom, Inc. - Class B (a)	924
1,446	Walt Disney Co. (The)	47,935
699	Washington Mutual, Inc.	13,630
601	WellPoint, Inc. (a)	50,610

		2,468,073

	Total Investments - 99.3%
	(Cost - $4,960,057)	5,351,448
	Other Assets in excess of Liabilities - 0.7%	39,657

	Net Assets - 100.0%	$5,391,105

AG - Stock Corporation

OYJ - Public Traded Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

RNC - Riparmio Non-Convertible

SA - Corporation

SpA - Limited Share Corporation

(a)	Non-income producing security.

Sector*
Financials	23.4%
Information Technology	12.3%
Health Care	12.3%
Consumer Discretionary	11.1%
Energy	11.0%
Industrials	8.4%
Materials	6.8%
Consumer Staples	6.8%
Utilities	4.0%
Telecommunication Services	3.9%

*	Subject to change daily. Based on total investments. Securities are classified by sectors that represent broad groupings of related industries

See previously submitted notes to financial statements for the period ended August 31, 2007

CGW / Claymore S&P Global Water Index ETF

Portfolio of Investments

November 30, 2007 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 99.9%
	Austria - 1.3%
53,697	BWT AG	$3,503,508
55,976	Christ Water Technology AG (a)	944,890

		4,448,398

	Bermuda - 0.5%
1,319,000	Bio-Treat Technology Ltd.	656,423
1,472,000	China Water Affairs Group Ltd. (a)	877,293

		1,533,716

	Brazil - 2.3%
152,946	Cia de Saneamento Basico do Estado de Sao Paulo - ADR (a)	7,569,298

	Canada - 0.3%
87,644	GLV, Inc., Class A (a)	1,072,315

	Cayman Islands - 0.2%
19,329	Consolidated Water Co., Inc.	589,148

	China - 1.5%
8,730,000	Guangdong Investment Ltd. (Hong Kong)	5,057,197

	Finland - 4.5%
419,517	Kemira OYJ	8,393,185
273,973	Uponor OYJ	6,583,212

		14,976,397

	France - 19.2%
468,533	Suez SA	31,278,219
345,476	Veolia Environnement	32,033,923

		63,312,142

	Italy - 5.6%
302,774	ACEA SpA	5,928,650
982,995	ASM SpA	7,023,258
1,332,235	Hera SpA	5,690,562

		18,642,470

	Japan - 5.3%
461,600	Kurita Water Industries Ltd.	13,566,067
49,900	Maezawa Kyuso Industries Co., Ltd.	880,364
266,000	Organo Corp.	2,887,212

		17,333,643

	Singapore - 1.2%
748,000	Epure International Ltd. (a)	1,034,042
813,000	Hyflux Ltd.	1,955,583
1,542,000	Sinomem Technology Ltd.	980,570

		3,970,195

	Spain - 2.4%
198,194	Sociedad General de Aguas de Barcelona SA, Class A	8,023,542

	Switzerland - 8.3%
225,462	Ciba Specialty Chemicals AG	10,234,204
123,914	Geberit AG	17,099,155

		27,333,359

	United Kingdom - 14.7%
362,286	Kelda Group PLC	8,030,174
702,874	Northumbrian Water Group PLC	5,069,088
476,535	Pennon Group PLC	6,613,833
314,735	Severn Trent PLC	10,140,718
1,209,065	United Utilities PLC	18,645,136

		48,498,949

	United States - 32.6%
23,915	American States Water Co.	996,060
185,998	Aqua America, Inc.	4,117,996
78,827	Arch Chemicals, Inc.	3,243,731
40,512	Badger Meter, Inc.	1,579,968
146,454	Calgon Carbon Corp. (a)	2,132,370
29,923	California Water Service Group	1,169,092
194,171	Danaher Corp.	16,857,926
133,375	Flow International Corp. (a)	1,053,662
67,591	Franklin Electric Co., Inc.	2,633,345
237,667	IDEX Corp.	8,484,712
122,858	Itron, Inc. (a)	9,527,638
241,369	ITT Corp.	15,553,818
27,002	Layne Christensen Co. (a)	1,537,764
315,649	Mueller Water Products, Inc., Class B	3,159,646
566,235	Nalco Holding Co.	13,566,990
301,329	Pentair, Inc.	10,221,080
25,940	Pico Holdings, Inc. (a)	998,431
24,054	SJW Corp.	804,847
90,014	Valmont Industries, Inc.	7,065,199
101,168	Watts Water Technologies, Inc., Class A	2,960,176

		107,664,451

	Total Investments - 99.9% (Cost $324,575,390)	330,025,220
	Other Assets in excess of Liabilities - 0.1%	252,344

	Net Assets - 100.0%	$330,277,564

ADR - American Depositary Receipt

AG - Stock Corporation

OYJ - Public Traded Company

PLC - Public Limited Company

SA - Corporation

SpA - Limited Share Company

(a)	Non-income producing security.

Sector*	% of Total Investments
Utilities	48.4%
Industrials	36.5%
Materials	11.4%
Information Technology	2.9%
Consumer Discretionary	0.5%
Financials	0.3%

*	Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended August 31, 2007.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	January 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	January 25, 2008

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date:	January 25, 2008